LAND USE RIGHTS, NET (Schedule of Land Use Rights) (Details) (Land use rights [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Land use rights [Member]
LAND USE RIGHTS, NET [Line Items]
Cost	$ 15,995	$ 16,053
Less: accumulated amortization	(706)	(535)
Net	$ 15,289	$ 15,518